SCHEDULE H, LINE 4i - SCHEUDLE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 61,055,036
Entity Tax Identification Number	66-0276572
EBP, Plan Number	001
Investment, Identifier [Axis]: ACWI Ex-US IMI Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 472,943
Investment, Identifier [Axis]: Aggregate Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	162,210
Investment, Identifier [Axis]: Extended Market Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	439,489
Investment, Identifier [Axis]: Invesco Stable Value Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	6,822,322
Investment, Identifier [Axis]: Mercer Diversified Bond
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	444,581
Investment, Identifier [Axis]: Mercer International Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	1,354,924
Investment, Identifier [Axis]: Mercer Small/Mid Cap Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	2,171,754
Investment, Identifier [Axis]: Real Asset Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	97,309
Investment, Identifier [Axis]: S&P 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	9,784,763
Investment, Identifier [Axis]: SmartRetirement Passive Blend 2025
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	2,189,069
Investment, Identifier [Axis]: SmartRetirement Passive Blend 2030
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	2,500,967
Investment, Identifier [Axis]: SmartRetirement Passive Blend 2035
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	2,814,847
Investment, Identifier [Axis]: SmartRetirement Passive Blend 2040
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	2,183,500
Investment, Identifier [Axis]: SmartRetirement Passive Blend 2045
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	1,465,998
Investment, Identifier [Axis]: SmartRetirement Passive Blend 2050
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	834,511
Investment, Identifier [Axis]: SmartRetirement Passive Blend 2055
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	679,355
Investment, Identifier [Axis]: SmartRetirement Passive Blend 2060
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	393,716
Investment, Identifier [Axis]: SmartRetirement Passive Blend 2065
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	31,936
Investment, Identifier [Axis]: SmartRetirement Passive Blend Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	1,668,680
Employer, Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	23,935,707
Collective Trust Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	36,512,874
EBP, Participant Loans Maturing through 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Asset Held for Investment, Participant Loan, Current Value	$ 606,455
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Asset Held for Investment, Interest Rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Asset Held for Investment, Interest Rate	8.50%